Preferred Stock - Summary of Changes in Number of Issued Shares of Common Stock (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2017 JPY (¥) shares
Class of Stock [Line Items]
Balance at beginning of fiscal year | shares	914,752,000
Net change | shares	(914,752,000)	[1]
Balance at beginning of fiscal year | ¥	¥ 914,752
Net change | ¥	¥ (914,752)	[1]

[1]	In July 2016, all shares of the class XI preferred stock were converted into common stock and cancelled.